Share-based Payments	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based Payments

15. Share-based payments

Share-based compensation to employees

Effective on January 1, 2008, the board of directors and shareholders of the SearchMedia International approved and adopted the 2008 Share Inventive Plan (the “Share Incentive Plan”) which provides for the granting of up to 1,796,492 share options and restricted stock units to the eligible employees to subscribe for ordinary shares of SearchMedia International. The granted stock options and restricted stock units were subsequently converted into SearchMedia Holdings’ stock options and restricted stock units on October 30, 2009 pursuant to the Share Exchange Agreements.

In August 2010, subject to shareholder approval which was received in September of 2011, the Board approved an increase of the number of authorized shares to be awarded under the Share Incentive Plan from 1,796,492 to 3,000,000 shares which may be granted to designated employees, directors and consultants of the Company. On December 14, 2012, shareholders approved an increase in the 2008 share incentive plan to 4,500,000 shares. On December 17, 2013, shareholders amended the Company’s Amended and Restated 2008 Share Incentive Plan by increasing the number of authorized ordinary shares available for grant under the 2008 Plan from 4,500,000 ordinary shares to 6,000,000 ordinary shares.

(a) Share options

Details of stock options activity during the years ended December 31, 2011, 2012 and 2013 were as follows:

	Number of options	Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate fair value
Balance as of January 1, 2011	1,004,861	2.13		1,253
Granted	120,000	1.74		123
Exercised	(77,387)	0.01		(307)
Forfeited	(28,141)	3.81		(78)

Balance as of December 31, 2011	1,019,333	5.32	8.0 years	1,880
Granted	1,300,000	1.37		799
Forfeited	(683,810)	4.04		(968)

Balance as of December 31, 2012	1,635,523	2.36	8.6 years	1,735
Granted	335,000	1.49		308
Forfeited	(425,000)	1.88		(347)

Balance as of December 31, 2013	1,545,523	2.30	8.1 years	1,696

Options exercisable at December 31, 2013	818,855	3.11	7.4 years	1,050

The Company determined the estimated grant-date fair value of share options based on the Binomial Tree option-pricing model using the following assumptions:

	2011	2012	2013
Risk-free rate of return	2.35%	1.46%-2.30%	2.63%
Weighted average expected option life	10 years	10 years	10 years
Expected volatility rate	102.20%	96.90%-102.00%	95.26%
Dividend yield	0%	0%	0%

The expected volatility in the table above was based on the actual volatility of the Company’s ordinary shares.

Because the Company’s share options have certain characteristics that are significantly different from traded options, and because changes in the subjective assumptions can materially affect the estimated value, in management’s opinion, the existing valuation model may not provide an accurate measure of the fair value of the Company’s share options. Although the fair value of share options issued to employees is determined in accordance with ASC Topic 718, “Compensation—Stock Compensation”, using an option-pricing model, that value may not be indicative of the fair value observed in a willing buyer/willing seller market transaction.

The Company has accounted for these options issued to employees in accordance with ASC Topic 718, “Compensation—Stock Compensation”, by measuring compensation cost based on the grant-date fair value and recognizing the cost over the period during which an employee is required to provide service in exchange for the award.

On September 1, 2011, 120,000 options, at exercise prices at $1.74, to purchase the Company’s ordinary shares of the Company were granted to a senior executive of the Company with the options vesting half annually over a two year period. The fair value of these options at grant date was $123. The options were forfeited on the senior executive’s resignation.

On February 8, 2012, 300,000 options, at exercise price at $1.06, to purchase the Company’s ordinary shares of the Company were granted to certain senior executives of the Company with the options vesting over one year. The fair value of these options at grant date was $182.

On February 8, 2012, 50,000 options, at exercise price at $1.06, to purchase the Company’s ordinary shares of the Company were granted to a senior management of the Company with the options vesting annually over a three-year period. The fair value of these options at grant date was $35.

On February 13, 2012, 400,000 options, at exercise price at $1.1, to purchase the Company’s ordinary shares of the Company were granted to a senior executive of the Company with the options vesting annually over a three-year period. The fair value of these options at grant date was $286.

On March 21, 2012, 25,000 options, at exercise price at $1.55, to purchase the Company’s ordinary shares of the Company were granted to a senior executive of the Company with the options vested on February 24, 2013. The fair value of these options at grant date was $22.

On March 27, 2012, 100,000 options, at exercise price at $1.65, to purchase the Company’s ordinary shares of the Company were granted to a senior executive of the Company with the options vesting annually over a three-year period. The fair value of these options at grant date was $108. On March 27, 2012, the same senior executive cancelled 250,000 options, at exercise price at $6.09, to purchase the Company’s ordinary shares of the Company, which were granted on February 1, 2010.

On May 23, 2012, 150,000 options, at exercise price at $1.69, to purchase the Company’s ordinary shares of the Company were granted to a senior executive of the Company with the options vesting annually over a three-year period. The fair value of these options at grant date was $165. The options have been forfeited on his resignation on November 1, 2012.

On October 17, 2012, 150,000 options, at exercise price at $1.57, to purchase the Company’s ordinary shares of the Company were granted to a senior executive of the Company with the options vesting annually over a three-year period. The fair value of these options at grant date was $150.

On November 15, 2012, 125,000 options, at exercise price at $1.05, to purchase the Company’s ordinary shares of the Company were granted to a senior executive of the Company with the options vesting annually over a three-year period. The fair value of these options at grant date was $83. The options have been forfeited on the senior executive’s resignation on March 8, 2013.

On March 4, 2013, 75,000 options, at exercise price at $1.02, to purchase the Company’s ordinary shares of the Company were granted to a senior executive of the Company with the options vesting annually over a three-year period. The fair value of these options at grant date was $48. The options have been forfeited on the senior executive’s resignation on November 10, 2013.

On November 11, 2013, 175,000 options, at exercise price at $1.62, to purchase the Company’s ordinary shares of the Company were granted to senior executives of the Company with the options vesting annually over a three-year period. The fair value of these options at grant date was $182.

On November 11, 2013, 85,000 options, at exercise price at $1.62, to purchase the Company’s ordinary shares of the Company were granted to senior executives of the Company with the options vesting over a one-year period. The fair value of these options at grant date was $78.

225,000 options, at exercise price at $2.62, to purchase the Company’s ordinary shares of the Company, which was granted to a senior executive of the Company with the options vesting over a three-year period on January 4, 2010, were forfeited in 2013 because they were not exercised during the applicable term.

The amount of compensation cost recognized for these share options was $662 for the year ended December 31, 2011, of which $123 and $539 was allocated to sales and marketing expenses and general and administrative expenses, respectively. As of December 31, 2011, unrecognized share-based compensation cost in respect of granted share options amounted to $308.

The amount of compensation cost recognized for these share options was $473 for the year ended December 31, 2012, of which $116 and $357 was allocated to sales and marketing expenses and general and administrative expenses, respectively. As of December 31, 2012, unrecognized share-based compensation cost in respect of granted share options amounted to $359.

The amount of compensation cost recognized for these share options was $271 for the year ended December 31, 2013, which was allocated to general and administrative expenses. As of December 31, 2013, unrecognized share-based compensation cost in respect of granted share options amounted to $348.

(b) Restricted stock units

Details of restricted stock unit activity during the years ended December 31, 2011, 2012 and 2013 were as follows:

	Number of restricted stock unit Granted	Grant-date fair value	Weighted average remaining contractual term
Balance as of January 1, 2011	353,265
Granted	—	—
Exercised	(1,069)
Forfeitures	(4,334)

Balance as of December 31, 2011	347,862		7.6 years
Granted	181,087	224
Exercised	(56,087)
Forfeitures	(327,601)

Balance as of December 31, 2012	145,261	200	9.45 years
Granted	978,276	1,502
Exercised	(118,276)
Forfeited	(200,000)

Balance as of December 31, 2013	805,261	1,340	9.76 years

Units vested as of December 31, 2013	20,261	69	5.83 years

On March 27, 2012, 56,087 restricted stock units were granted to a former senior executive of the Company. The shares were issued on June 27, 2013. The fair value of these units at grant date was $93.

On November 15, 2012, 125,000 restricted stock units were granted to a senior executive of the Company with the units vesting annually over a three-year period. The fair value of these units at grant date was $131. The restricted stock units have been forfeited on the senior executive’s resignation on March 8, 2013.

On March 4, 2013, 75,000 restricted stock units were granted to a senior executive of the Company with the units vesting annually over a three-year period. The fair value of these units at grant date was $77. The restricted stock units have been forfeited on the senior executive’s resignation on November 10, 2013.

On May 20, 2013, 36,780 restricted stock units were granted to an employee of the Company with the units vesting. The fair value of these units at grant date was $38.

On November 11, 2013, 785,000 restricted stock units were granted to our directors, senior executive, employee and consultant of the Company with the units vesting on January 2, 2014. The fair value of these units at grant date was $1,272.

On December 17, 2013, 31,496 restricted stock units were granted to our directors with the units vesting. The fair value of these units at grant date was $40.

On December 31, 2013, 50,000 restricted stock units were granted to a consultant of the Company with the units vesting. The fair value of these units at grant date was $75.

The Group recognized compensation cost (included in general and administrative expenses in the consolidated statements of operations) for these restricted stock units of $232, $187 and $1,377 for the years ended December 31, 2011, 2012 and 2013, respectively. The fair value of the restricted stock units was estimated using the Binomial Tree option-pricing model. The assumptions used in estimating the fair value of the restricted stock units are the same as those related to valuation of share options.

As of December 31, 2012 and 2013, unrecognized share-based compensation cost in respect of granted restricted stock units amounted to $0 and $48, respectively.

Share-based payment to nonemployees

On December 31, 2012, Tiger Media Inc. transferred 100% equity of SearchMedia International Limited to a third party by granting an option to acquire 650,000 shares of Tiger Media at $1.25 per share with the valid term of 5 years, which can be exercised immediately. Our accounts for the share-based payment transactions with nonemployees are at the fair value of the equity instruments issued in accordance with ASC Topic 505, “Equity – Equity-Based Payments to Non-Employees”.

We determined the estimated grant-date fair value of share options based on the Binomial Tree option-pricing model using the assumptions – risk-free rate of return of 0.70%, option life of 5 years, expected volatility rate of 97.50% and dividend yield of 0%. The fair value of the share-based payment to nonemployees amounts to $421.